Note 11 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Accrued compensation and benefits	$ 14,786	$ 10,700
Accrued professional fees	864	1,211
Other accrued liabilities	7,597	4,933
	$ 23,247	$ 16,844